Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Cash flows from operating activities
Net loss	¥ (570,635)	$ (84,045)	¥ (1,103,380)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property, equipment and software	7,738	1,140	6,835
Loss on disposal of property, equipment and software	8	1
Fair value change of short-term investments	(2,557)	(377)	(332)
Fair value change of warrants			(5,609)
Fair value change of other financial assets			145
Share-based compensation	392,576	57,820	366,885
Amortization of right-of use assets and interest of lease liabilities	6,935	1,021	4,427
Gains on deconsolidation of a subsidiary	(407,598)	(60,033)
Changes in operating assets and liabilities
Prepayments and other receivables	3,309	488	12,310
Accruals and other payables	(17,623)	(2,596)	32,200
Advance from customers			(14,151)
Research and development funding received			52,207
Deferred subsidy income	3,718	548	1,420
Other non-current liabilities	8,433	1,242
Lease liabilities	(6,935)	(1,021)	(4,950)
Net cash used in operating activities	(582,631)	(85,812)	(651,993)
Cash flows from investing activities
Purchase of property, equipment and software	(4,761)	(701)	(4,617)
Proceeds from disposal of property, equipment and software			12
Proceeds from disposal of short-term investments	276,884	40,781	35,332
Purchase of short-term investments	(270,853)	(39,892)	(88,000)
Cash disposed of resulting from deconsolidation of a subsidiary	(257,651)	(37,948)
Cash received from disposal of other financial assets			192,401
Net cash generated from (used in) investing activities	(256,381)	(37,760)	135,128
Cash flows from financing activities
Consideration received in advance from a preferred shares investor			70,729
Proceeds from initial public offering and over-allotment, net of underwriting discounts and commissions	726,300	106,972
Payment of issuance cost for initial public offering and over-allotment	(27,088)	(3,990)	(1,316)
Proceeds from private placement, net of payment of issuance cost	1,980,548	291,703
Proceeds from exercise of stock options	791	117
Proceeds from bank borrowings			50,000
Prepayment for stock repurchase program	(34,859)	(5,134)
Repayment of bank borrowings	(50,000)	(7,364)	(80,000)
Net cash generated from financing activities	2,595,692	382,304	39,413
Effect of exchange rate changes on cash and cash equivalents and restricted cash	10,054	1,480	77,581
Net increase (decrease) in cash and cash equivalents and restricted cash	1,766,734	260,212	(399,871)
Cash, cash equivalents, and restricted cash, beginning of year	1,193,283	175,751	1,680,931
Cash, cash equivalents, and restricted cash, end of the year	2,960,017	435,963	1,281,060
Additional ASC 842 supplemental disclosures
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	6,935	1,021	4,950
Right-of-use assets obtained in exchange for operating lease obligations	5,029	741	2,952
Other supplemental cash flow disclosures
Interest paid	957	141	2,466
Non-cash activities
Accrued initial public offering costs payable	508	75	¥ 4,850
Accrued private placement offering costs payable	96,837	14,263
Ordinary shares issued to Everest	254,848	37,535
Conversion of preferred shares to ordinary shares	¥ 3,104,177	$ 457,196